UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Value Fund	September 30, 2018

T. ROWE PRICE VALUE FUND

Unaudited

| Portfolio of Investments‡ (Cost and value in $000s) | Shares | $ Value |
| --- | --- | --- |
| **COMMON STOCKS 98.7%** | | |
| **CONSUMER DISCRETIONARY 6.5%** | | |
| **Auto Components 0.7%** | | |
| Magna International | 3,425,362 | 179,934 |
| | | **179,934** |
| **Hotels, Restaurants & Leisure 1.8%** | | |
| Carnival (1) | 655,500 | 41,801 |
| Las Vegas Sands | 2,441,588 | 144,860 |
| McDonald's | 593,500 | 99,287 |
| MGM Resorts International (1) | 4,403,700 | 122,907 |
| Norwegian Cruise Line Holdings (1)(2) | 704,551 | 40,462 |
| | | **449,317** |
| **Internet & Direct Marketing Retail 0.7%** | | |
| Booking Holdings (1)(2) | 87,344 | 173,290 |
| | | **173,290** |
| **Media 1.9%** | | |
| Charter Communications, Class A (2) | 175,300 | 57,127 |
| Comcast, Class A (1) | 6,570,687 | 232,668 |
| Twenty-First Century Fox, Class B (1) | 4,342,500 | 198,973 |
| | | **488,768** |
| **Multiline Retail 0.7%** | | |
| Dollar Tree (1)(2) | 2,356,000 | 192,132 |
| | | **192,132** |
| **Specialty Retail 0.7%** | | |
| Ross Stores (1) | 1,702,671 | 168,735 |
| | | **168,735** |
| Total Consumer Discretionary | | 1,652,176 |
| **CONSUMER STAPLES 7.5%** | | |
| **Food Products 4.9%** | | |
| Bunge | 1,559,521 | 107,155 |
| Conagra Brands (1) | 3,820,200 | 129,772 |

| | | |
|---|---|---|
| Kraft Heinz | 1,405,347 | 77,449 |
| Tyson Foods, Class A (1)(3) | 15,485,546 | 921,854 |
| | | **1,236,230** |
| **Household Products 1.2%** | | |
| Kimberly-Clark (1) | 2,614,700 | 297,135 |
| | | **297,135** |
| **Tobacco 1.4%** | | |
| Philip Morris International (1) | 4,372,714 | 356,551 |
| | | **356,551** |
| Total Consumer Staples | | 1,889,916 |
| **ENERGY 10.2%** | | |
| **Oil, Gas & Consumable Fuels 10.2%** | | |
| Andeavor | 966,557 | 148,366 |
| BP, ADR (1) | 5,334,659 | 245,928 |
| Cabot Oil & Gas (1) | 3,408,781 | 76,766 |
| Concho Resources (1)(2) | 1,102,810 | 168,454 |
| Diamondback Energy (1) | 148,700 | 20,103 |
| Encana | 3,327,096 | 43,618 |
| EOG Resources (1) | 1,057,661 | 134,926 |
| Exxon Mobil (1) | 3,304,700 | 280,966 |
| Occidental Petroleum | 649,400 | 53,361 |
| Phillips 66 (1) | 1,892,060 | 213,273 |
| TOTAL, ADR | 11,351,833 | 730,944 |
| TransCanada (1) | 7,983,800 | 323,025 |
| Valero Energy (1) | 1,134,416 | 129,040 |
| Total Energy | | 2,568,770 |
| **FINANCIALS 20.7%** | | |
| **Banks 10.8%** | | |
| Citigroup | 4,046,109 | 290,268 |
| First Republic Bank (1) | 1,090,402 | 104,679 |
| JPMorgan Chase (1) | 8,358,657 | 943,191 |
| PNC Financial Services Group | 2,516,393 | 342,707 |
| US Bancorp (1) | 5,487,868 | 289,814 |

| | | |
|---|---|---|
| Wells Fargo (1) | 14,330,149 | 753,193 |
| | | **2,723,852** |
| **Capital Markets 4.1%** | | |
| Ameriprise Financial (1) | 416,900 | 61,559 |
| Charles Schwab (1) | 5,734,457 | 281,849 |
| Franklin Resources (1) | 1,936,700 | 58,895 |
| Intercontinental Exchange (1) | 3,121,109 | 233,740 |
| Morgan Stanley | 3,414,637 | 159,020 |
| State Street | 2,952,008 | 247,319 |
| | | **1,042,382** |
| **Consumer Finance 0.5%** | | |
| Synchrony Financial | 3,943,300 | 122,558 |
| | | **122,558** |
| **Diversified Financial Services 0.2%** | | |
| AXA Equitable Holdings (1) | 2,483,096 | 53,262 |
| | | **53,262** |
| **Insurance 5.1%** | | |
| American International Group (1) | 5,112,937 | 272,213 |
| Chubb (1) | 2,742,086 | 366,452 |
| Marsh & McLennan (1) | 2,952,729 | 244,250 |
| MetLife (1) | 5,274,862 | 246,442 |
| Prudential Financial (1) | 370,700 | 37,559 |
| Willis Towers Watson (1) | 744,467 | 104,925 |
| | | **1,271,841** |
| Total Financials | | 5,213,895 |
| **HEALTH CARE 18.5%** | | |
| **Biotechnology 0.8%** | | |
| Alexion Pharmaceuticals (2) | 529,083 | 73,548 |
| Celgene (1)(2) | 1,090,600 | 97,598 |
| Gilead Sciences | 334,288 | 25,810 |
| | | **196,956** |
| **Health Care Equipment & Supplies 6.6%** | | |
| Becton Dickinson & Company (1) | 1,287,077 | 335,927 |

| | | |
|---|---|---|
| Boston Scientific (1)(2) | 3,328,500 | 128,147 |
| Cooper (1) | 331,700 | 91,931 |
| Danaher (1) | 2,059,703 | 223,807 |
| Hologic (1)(2) | 2,625,851 | 107,608 |
| Medtronic | 4,511,137 | 443,761 |
| Stryker (1) | 1,452,900 | 258,151 |
| Zimmer Biomet Holdings (1) | 599,500 | 78,816 |
| | | **1,668,148** |
| **Health Care Providers & Services 3.6%** | | |
| Anthem (1) | 508,304 | 139,301 |
| Cigna (1) | 861,783 | 179,466 |
| CVS Health (1) | 3,818,900 | 300,624 |
| Express Scripts Holding (2) | 1,397,600 | 132,786 |
| UnitedHealth Group | 580,000 | 154,303 |
| | | **906,480** |
| **Life Sciences Tools & Services 1.5%** | | |
| Agilent Technologies (1) | 2,111,007 | 148,910 |
| Thermo Fisher Scientific (1) | 929,290 | 226,821 |
| | | **375,731** |
| **Pharmaceuticals 6.0%** | | |
| Johnson & Johnson | 797,300 | 110,163 |
| Merck (1) | 7,274,680 | 516,066 |
| Pfizer | 20,349,265 | 896,792 |
| | | **1,523,021** |
| Total Health Care | | 4,670,336 |
| **INDUSTRIALS & BUSINESS SERVICES 8.7%** | | |
| **Aerospace & Defense 3.1%** | | |
| Boeing | 840,922 | 312,739 |
| Harris (1) | 254,669 | 43,092 |
| Northrop Grumman (1) | 1,294,694 | 410,897 |
| | | **766,728** |
| **Air Freight & Logistics 0.6%** | | |
| FedEx | 581,000 | 139,899 |
| | | **139,899** |

| | | |
|---|---|---|
| **Airlines 1.5%** | | |
| American Airlines Group (1) | 2,637,709 | 109,016 |
| Delta Air Lines | 916,800 | 53,019 |
| Southwest Airlines | 3,500,235 | 218,590 |
| | | **380,625** |
| **Building Products 0.5%** | | |
| Johnson Controls International (1) | 3,836,194 | 134,267 |
| | | **134,267** |
| **Commercial Services & Supplies 0.0%** | | |
| Republic Services (1) | 90,564 | 6,580 |
| | | **6,580** |
| **Industrial Conglomerates 1.2%** | | |
| Honeywell International (1) | 1,312,879 | 218,463 |
| Roper Technologies | 281,988 | 83,528 |
| | | **301,991** |
| **Machinery 0.7%** | | |
| Illinois Tool Works (1) | 196,300 | 27,702 |
| PACCAR (1) | 1,004,878 | 68,523 |
| Stanley Black & Decker (1) | 601,060 | 88,019 |
| | | **184,244** |
| **Professional Services 0.7%** | | |
| Nielsen Holdings (1) | 6,526,949 | 180,535 |
| | | **180,535** |
| **Road & Rail 0.4%** | | |
| Kansas City Southern (1) | 787,759 | 89,237 |
| | | **89,237** |
| Total Industrials & Business Services | | 2,184,106 |
| **INFORMATION TECHNOLOGY 12.3%** | | |
| **Communications Equipment 1.4%** | | |
| Cisco Systems | 7,406,069 | 360,305 |
| | | **360,305** |

| | | |
|---|---|---|
| **Electronic Equipment, Instruments & Components 2.5%** | | |
| Corning | 7,242,021 | 255,643 |
| Keysight Technologies (1)(2) | 3,718,548 | 246,466 |
| TE Connectivity (1) | 1,333,900 | 117,290 |
| | | 619,399 |
| **Internet Software & Services 0.5%** | | |
| Facebook, Class A (2) | 726,130 | 119,419 |
| | | 119,419 |
| **Semiconductors & Semiconductor Equipment 3.3%** | | |
| Broadcom (1) | 157,130 | 38,769 |
| Lam Research (1) | 582,523 | 88,369 |
| Maxim Integrated Products | 1,572,237 | 88,658 |
| Micron Technology (1)(2) | 1,577,500 | 71,350 |
| NXP Semiconductors (1) | 1,665,600 | 142,409 |
| QUALCOMM (1) | 2,919,880 | 210,319 |
| Texas Instruments (1) | 1,791,777 | 192,240 |
| | | 832,114 |
| **Software 4.6%** | | |
| Microsoft | 8,500,200 | 972,168 |
| Synopsys (2) | 1,932,922 | 190,605 |
| | | 1,162,773 |
| Total Information Technology | | 3,094,010 |
| **MATERIALS 2.5%** | | |
| **Chemicals 1.1%** | | |
| CF Industries Holdings | 449,578 | 24,475 |
| DowDuPont | 3,979,827 | 255,943 |
| | | 280,418 |
| **Containers & Packaging 1.4%** | | |
| International Paper (1) | 7,209,412 | 354,342 |
| | | 354,342 |
| Total Materials | | 634,760 |

| | | |
|---|---|---|
| **REAL ESTATE 0.8%** | | |
| **Equity Real Estate Investment Trusts 0.8%** | | |
| Crown Castle International, REIT (1) | 1,197,003 | 133,262 |
| Prologis, REIT (1) | 1,027,800 | 69,675 |
| Total Real Estate | | 202,937 |
| **TELECOMMUNICATION SERVICES 3.2%** | | |
| **Diversified Telecommunication Services 3.2%** | | |
| AT&T (1) | 10,001,154 | 335,839 |
| Verizon Communications (1) | 8,931,037 | 476,828 |
| Total Telecommunication Services | | 812,667 |
| **UTILITIES 7.8%** | | |
| **Electric Utilities 5.5%** | | |
| Duke Energy (1) | 1,941,767 | 155,380 |
| Entergy (1) | 2,731,913 | 221,640 |
| Evergy | 3,421,012 | 187,882 |
| NextEra Energy (1) | 2,755,733 | 461,861 |
| PG&E (1) | 2,112,129 | 97,179 |
| Southern (1) | 6,303,122 | 274,816 |
| | | **1,398,758** |
| **Multi-Utilities 2.3%** | | |
| DTE Energy (1) | 710,896 | 77,580 |
| NiSource (1) | 5,146,687 | 128,256 |
| Sempra Energy (1) | 3,187,207 | 362,545 |
| | | **568,381** |
| Total Utilities | | 1,967,139 |
| **Total Common Stocks (Cost $21,244,290)** | | **24,890,712** |
| **CONVERTIBLE PREFERRED STOCKS 1.1%** | | |
| **HEALTH CARE 0.2%** | | |
| **Health Care Equipment & Supplies 0.2%** | | |
| Becton Dickinson & Company, Series A, 6.125%, 5/1/20 | 870,222 | 57,082 |
| Total Health Care | | 57,082 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2018, the value of loaned securities was $965,516,000; the value of cash collateral and related investments was $1,016,137,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018